UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number               811-22386

                           Excelsior Venture Partners III, LLC
  (Exact name of registrant as specified in charter)

225 High Ridge Road
                         Stamford, CT 06905
(Address of principal executive offices) (Zip code)

James D. Bowden
Bank of America Capital Advisors LLC
100 Federal Street
                                          Boston, MA 02110
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-921-7951

Date of fiscal year end: October 31

Date of reporting period:  July 1, 2009 – June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Dreyfus Government Cash Management (the “Fund”)	N/A	N/A	16-Nov-09	(1) to approve amending the Fund's policies regarding borrowing and lending	Fund/Fund's Board	YES	FOR	FOR
Dreyfus Government Cash Management (the “Fund”)	N/A	N/A	16-Nov-09	(2) to permit investment in other investment companies	Fund/Fund's Board	YES	FOR	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Excelsior Venture Partners III, LLC

By (Signature and Title)*              /s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date	August 23, 2010

*Print the name and title of each signing officer under his or her signature.